SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 739	$ 331
Charges to expenses	601	468
Write off	(227)	(51)
Foreign currency translation adjustments	14	(9)
Balance at end of the year	$ 1,127	$ 739